STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5%
Alabama - 4.4%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	[a]	4,995,994
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2025	300,000		299,487
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000		447,830
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000		418,549
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2027	1,000,000		1,041,825
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2025	1,500,000		1,514,818
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 4) Ser. B1	5.00	8/1/2028	7,210,000	[a]	7,440,469
The Southeast Alabama Gas Supply District, Revenue Bonds, Refunding (Project No. 2) Ser. B	5.00	5/1/2026	750,000		754,025
				16,912,997
Arizona - 4.0%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2028	4,000,000		4,173,208
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)	4.00	6/1/2029	2,000,000	[a]	1,983,423
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A1	5.00	5/15/2026	2,750,000	[a]	2,808,922

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Arizona - 4.0% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health Obligated Group) Ser. D	5.00	5/15/2026	3,125,000	[a]	3,191,957
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	4.25	6/2/2025	3,350,000	[a]	3,350,000
				15,507,510
Arkansas - .3%
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000		1,004,108
California - .7%
California Infrastructure & Economic Development Bank, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,026,268
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)	2.38	11/15/2028	690,000	[b]	672,436
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2026	600,000		612,147
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2025	500,000		505,052
				2,815,903
Colorado - 1.9%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. B	5.00	8/17/2026	2,805,000	[a]	2,876,249
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	1,590,000		1,565,648
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	1,885,000		1,811,344
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,190,000		1,169,764
				7,423,005

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Connecticut - 1.2%
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Yale University) Ser. A3	2.95	7/1/2049	2,000,000	[a]	1,953,107
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000		203,235
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000		595,749
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	1,945,000		1,925,278
				4,677,369
Delaware - .3%
Delaware Housing Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC)	6.00	1/1/2055	1,050,000		1,138,142
District of Columbia - .4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000		1,522,372
Florida - 3.4%
Brevard County School District, COP, Refunding, Ser. A	5.00	7/1/2031	1,165,000		1,211,256
Broward County Port Facilities, Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000		1,896,767
Florida Insurance Assistance Interlocal Agency, Revenue Bonds, Refunding, Ser. A1	5.00	9/1/2027	2,500,000		2,569,648
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2028	1,540,000		1,601,040
Hialeah Utility System, Revenue Bonds, Refunding	5.00	10/1/2027	1,465,000		1,510,505
Palm Beach County Housing Finance Authority, Revenue Bonds (Lakeside Commons)	5.00	4/1/2025	4,060,000	[a]	4,082,397
				12,871,613
Georgia - .8%
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000		991,130
The Burke County Development Authority, Revenue Bonds, Refunding (Vogtle Power Co. Plant)	3.38	3/12/2027	2,000,000	[a]	1,974,315
				2,965,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Hawaii - 1.4%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	2,000,000		2,075,318
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaii Pacific Health Obligated Group)	5.00	7/1/2027	1,535,000		1,592,806
Honolulu County, GO, Refunding, Ser. D	5.00	9/1/2031	1,670,000		1,739,741
				5,407,865
Illinois - 6.3%
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,000,000		2,008,896
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2027	2,050,000		2,115,735
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2026	1,025,000		1,044,344
Illinois, GO, Ser. B	5.00	5/1/2028	1,050,000		1,096,911
Illinois, GO, Ser. B	5.00	5/1/2027	1,000,000		1,033,300
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2032	2,750,000		2,883,824
Illinois Finance Authority, Revenue Bonds (Clean Water Initiative)	5.00	1/1/2026	1,000,000		1,021,800
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000	[a]	2,750,477
Illinois Housing Development Authority, Revenue Bonds (Ogden Commons)	4.00	7/1/2025	2,315,000	[a]	2,309,694
Illinois Housing Development Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA,FHLMC) Ser. A2	3.15	8/1/2024	1,185,000		1,181,903
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2028	1,250,000		1,319,784
Springfield IL Electric, Revenue Bonds, Refunding	5.00	3/1/2027	5,200,000		5,239,073
				24,005,741
Indiana - 3.3%
Indiana Finance Authority, Revenue Bonds (Deaconess Health System Obligated Group) Ser. A	4.00	9/1/2026	2,500,000	[c]	2,534,063
Indiana Finance Authority, Revenue Bonds (Indiana University Health Obligated Group) Ser. B1	5.00	7/1/2028	1,000,000	[a]	1,040,787

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Indiana - 3.3% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. B	0.95	4/1/2026	3,300,000	[a]	3,049,625
Indiana Finance Authority, Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000		5,167,178
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	690,000		695,006
				12,486,659
Iowa - .2%
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000		575,921
Kentucky - 3.3%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding	4.20	6/3/2024	1,000,000	[a]	1,000,000
Kentucky Property & Building Commission, Revenue Bonds, Refunding (Project No. 130) Ser. B	5.00	11/1/2027	3,750,000		3,922,090
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2027	550,000		559,965
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2028	1,000,000		1,016,637
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2026	500,000		507,392
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	2,500,000	[a]	2,499,289
Rural Water Financing Agency, Revenue Bonds (Public Construction Project) Ser. A	3.90	11/1/2025	3,250,000		3,218,581
				12,723,954
Louisiana - .8%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Insurance Guaranty Association)	5.00	8/15/2025	3,150,000		3,197,754
Maine - .8%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,465,000		1,450,504
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	1,580,000		1,571,885
				3,022,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Maryland - .5%
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2026	2,000,000		2,047,750
Massachusetts - 2.6%
Massachusetts, Revenue Bonds (Sustainable Bond) Ser. A	3.68	7/15/2026	10,000,000		9,724,487
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1	4.08	12/1/2037	100,000	[d]	100,000
				9,824,487
Michigan - 2.0%
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	[a]	6,585,250
Van Buren Public Schools, GO (Insured; Qualified School Bond Loan Fund) Ser. III	5.00	5/1/2027	1,190,000		1,239,825
				7,825,075
Minnesota - 2.0%
Anoka-Hennepin Independent School District No. 11, GO, Ser. A	5.00	2/1/2028	1,040,000		1,081,119
Mankato Independent School District No. 77, GO, Ser. A	5.00	2/1/2027	1,220,000		1,269,963
Minneapolis, Revenue Bonds (Allina Health System) Ser. A	5.00	11/15/2028	1,215,000	[a]	1,272,395
Minnesota Higher Education Facilities Authority, Revenue Bonds (Sustainable Bond) (University of St. Thomas)	5.00	10/1/2027	3,000,000	[a]	3,092,133
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	895,000		874,700
				7,590,310
Missouri - 2.8%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000		657,685
Jackson County, Revenue Bonds (RIRR Right of Way Project)	4.00	12/1/2026	1,345,000		1,348,072
Joplin Schools, GO, Refunding (Insured; Build America Mutual)	5.00	3/1/2028	2,000,000		2,104,063
Kansas Planned Industrial Expansion Authority, Revenue Bonds (The Depot on Old Santa Fe)	5.00	7/1/2027	3,150,000	[a]	3,210,603

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Missouri - 2.8% (continued)
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000		2,000,675
Missouri Housing Development Commission, Revenue Bonds (First Place HomeOwenership Loan) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,580,000		1,542,957
				10,864,055
Nebraska - 2.6%
Gretna Public Schools, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2030	4,550,000		4,752,921
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	3,460,000		3,315,599
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	1,875,000		1,840,563
				9,909,083
Nevada - 1.3%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000		5,175,696
New Hampshire - 1.6%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	[a]	3,992,994
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	[a]	1,996,497
				5,989,491
New Jersey - 1.0%
Passaic Valley Sewerage Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. J	3.00	12/1/2028	4,090,000		3,897,087
New York - 12.3%
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	[a]	6,943,811
New York City, GO, Refunding, Ser. F1	5.00	8/1/2026	2,000,000		2,065,621
New York City, GO, Ser. C	5.00	3/1/2027	2,000,000		2,084,202

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
New York - 12.3% (continued)
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. D2	0.70	11/1/2024	2,000,000	[a]	1,958,987
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,965,000	[a]	1,885,742
New York City Housing Development Corp., Revenue Bonds, Refunding (Sustainble Bond) Ser. E2	3.80	11/1/2063	2,400,000	[a]	2,384,798
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	4.15	6/15/2035	600,000	[d]	600,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding (Second General Resolution)	4.15	6/15/2045	3,900,000	[d]	3,900,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	11/1/2027	2,500,000		2,631,154
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2027	2,285,000		2,389,527
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2029	1,000,000		1,072,568
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; SONYMA) Ser. M2	0.75	11/1/2025	3,950,000		3,728,097
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. E	0.85	11/1/2024	415,000		406,271
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. E	0.95	5/1/2025	1,000,000		958,725
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. P	1.60	11/1/2024	1,085,000		1,072,178
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	2,275,000		2,268,356
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000		995,233

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
New York - 12.3% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000		1,002,621
Triborough Bridge & Tunnel Authority, BAN, Ser. B	5.00	3/15/2027	5,000,000		5,213,838
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B2	5.00	5/15/2026	3,500,000	[a]	3,569,053
				47,130,782
North Dakota - .6%
Cass County Joint Water Resource District, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.45	4/1/2027	2,500,000		2,471,362
Ohio - 3.4%
American Municipal Power, Revenue Bonds, Refunding (Combined Hydroelectric) Ser. A2	1.00	8/15/2024	2,000,000	[a]	1,985,305
Lancaster Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2025	9,760,000	[a]	9,822,171
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,455,000		1,413,589
				13,221,065
Oklahoma - .5%
Oklahoma County Independent School District No. 89, GO, Ser. A	4.00	7/1/2028	2,000,000		2,037,848
Oregon - 1.2%
Oregon Business Development Commission, Revenue Bonds (Intel Corp. Project) Ser. 232	3.80	6/15/2028	3,000,000	[a]	2,978,187
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	1,760,000		1,758,079
				4,736,266
Pennsylvania - 2.2%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2026	1,660,000		1,692,578
Cumberland County Municipal Authority, Revenue Bonds (Penn Health Obligated Group)	5.00	11/1/2028	1,080,000		1,130,928

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Pennsylvania - 2.2% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	[a]	4,975,232
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	3.34	12/1/2038	100,000	[d]	100,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B	3.34	12/1/2043	600,000	[d]	600,000
				8,498,738
Rhode Island - 3.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence Public Building Authority) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2027	9,915,000		10,028,733
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Homeownership Opportunity)	3.50	10/1/2050	1,385,000		1,353,184
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds (Sustainable Bond) (Homeownership Opportunity)	3.00	10/1/2050	1,155,000		1,110,452
				12,492,369
South Carolina - 1.0%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	2,310,000		2,246,625
South Carolina Ports Authority, Revenue Bonds	5.25	7/1/2025	1,445,000	[c]	1,466,859
				3,713,484
Tennessee - 1.2%
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	4.10	2/1/2036	800,000	[d]	800,000
Tennergy Corp., Revenue Bonds, Ser. A	4.00	9/1/2028	3,920,000	[a]	3,886,923
				4,686,923
Texas - 18.5%
Alamo Heights Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2026	2,500,000	[a]	2,467,670

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Texas - 18.5% (continued)
Aldine Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2032	3,000,000		2,994,040
Boerne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/1/2028	4,000,000	[a]	4,071,962
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2027	1,250,000		1,314,753
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2026	1,250,000		1,297,707
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	5.00	11/1/2026	2,085,000		2,137,313
Dallas Housing Finance Corp., Revenue Bonds (Rosemont at Ash Creek Apartment) (Insured; Federal Housing Administration)	5.00	12/1/2025	1,750,000	[a]	1,769,542
Dallas Waterworks & Sewer System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2029	2,500,000		2,572,522
Denton County, GO, Refunding	4.00	7/15/2032	3,700,000		3,697,346
El Paso Housing Finance Corp., Revenue Bonds (Columbia Apartments Project)	4.50	3/1/2025	2,000,000	[a]	2,000,146
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	0.72	8/1/2026	1,680,000	[a]	1,540,208
Housing Options, Revenue Bonds (Estelle Village Apartments)	3.90	2/1/2025	3,150,000	[a]	3,133,748
Houston Housing Finance Corp., Revenue Bonds (Summerdale Apartments)	5.00	8/1/2026	2,500,000	[a]	2,536,024
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	[a]	1,959,774
Lone Star College System, GO, Refunding	5.00	2/15/2027	3,750,000		3,844,009
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	1,775,000		1,807,147
Northside Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	3.45	8/1/2027	4,000,000	[a]	3,973,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Texas - 18.5% (continued)
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. B	3.50	7/1/2027	9,740,000		9,587,879
Plains Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	1,330,000		1,349,470
Prosper Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2025	5,805,000	[a]	5,752,024
Rankin Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2028	2,555,000		2,612,678
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	[a]	2,399,580
San Antonio Water System, Revenue Bonds, Ser. 2013-F	1.00	11/1/2026	1,275,000	[a]	1,152,464
Texas, GO, Ser. B	3.45	12/1/2041	1,100,000	[d]	1,100,000
Texas A&M University, Revenue Bonds, Refunding, Ser. E	5.00	5/15/2028	1,710,000		1,782,785
Texas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	1,970,000		1,997,239
				70,851,904
U.S. Related - .3%
Puerto Rico, Notes	0.01	11/1/2051	1,665,535	[d]	1,051,369
Virginia - 1.2%
Greater Richmond Convention Center Authority, Revenue Bonds, Refunding	5.00	6/15/2025	1,250,000	[c]	1,266,853
Harrisonburg Redevelopment & Housing Authority, Revenue Bonds	3.57	10/1/2045	2,250,000	[a]	2,177,281
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.) Ser. C	3.80	5/28/2027	1,125,000	[a]	1,117,855
				4,561,989
Washington - 3.4%
Benton County School District No. 17, GO (Insured; School Bond Guaranty)	5.00	12/1/2031	1,100,000		1,114,078
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000		145,959
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2024	100,000		99,637

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 101.5% (continued)
Washington - 3.4% (continued)
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000		149,810
Pasco Local Improvement District, BAN (Insured; Municipal Government Guaranteed)	5.00	9/1/2025	2,500,000		2,523,704
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2026	4,600,000		4,696,953
Seattle Housing Authority, Revenue Bonds (LAM BOW Apartments Project)	1.25	6/1/2024	1,500,000		1,500,000
Spokane County School District No. 356, GO (Insured; School Bond Guaranty)	5.00	12/1/2031	2,500,000		2,531,995
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	12/1/2025	275,000	[b]	278,628
				13,040,764
West Virginia - .3%
West Virginia Higher Education Policy Commission, Revenue Bonds, Refunding (Community & Technical Colleges Capital Improvement)	5.00	7/1/2030	1,000,000		1,037,953
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	6/24/2026	1,500,000	[a]	1,528,463
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2	5.00	6/24/2026	1,000,000	[a]	1,018,975
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	4,245,000	[a]	4,261,546
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	1,810,000	[a]	1,770,663
				8,579,647
Total Investments (cost $396,723,587)			101.5%	389,494,244
Liabilities, Less Cash and Receivables			(1.5%)	(5,586,087)
Net Assets			100.0%	383,908,157

BAN—Bond Anticipation Notes

COP—Certificate of Participation

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the

STATEMENT OF INVESTMENTS (Unaudited) (continued)

bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $951,064 or .25% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	389,494,244	-	389,494,244

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2024, accumulated net unrealized depreciation on investments was $7,229,343, consisting of $416,277 gross unrealized appreciation and $7,645,620 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.